Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party components, as of June 30, 2025 and December 31, 2024 (in thousands):

	June 30, 2025 (unaudited)
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$100	$—	$—	$100
Forward Purchase Agreement Derivative Asset included in other noncurrent assets	—	—	2	2
Total assets, at fair value	$100	$—	$2	$102
Liabilities:
Public Warrants	$89	$—	$—	$89
Private warrants	—	14	—	14
Total warrant liabilities, at fair value	$89	$14	$—	$103

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$218	$—	$—	$218
Forward Purchase Agreement Derivative Asset included in other noncurrent assets	—	—	11	11
Total assets, at fair value	$218	$—	$11	$229
Liabilities:
Public Warrants	$110	$—	$—	$110
Private warrants	—	18	—	18
Total warrant liabilities, at fair value	$110	$18	$—	$128

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party components, as of December 31, 2024 and December 31, 2023 (in thousands):

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$218	$—	$—	$218
Forward Purchase Agreement Derivative Asset included in other noncurrent assets	—	—	11	11
Total assets, at fair value	$218	$—	$11	$229
Liabilities:
Public Warrants	$110	$—	$—	$110
Private Warrants	—	18	—	18
Total warrant liabilities, at fair value	$110	$18	$—	$128

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$218	$—	$—	$218
Forward Purchase Agreement Derivative Asset included in other noncurrent assets	—	—	230	230
Total assets, at fair value	$218	$—	$230	$448
Liabilities:
Public Warrants	$575	$—	$—	$575
Private Warrants	—	96	—	96
Total warrant liabilities, at fair value	$575	$96	$—	$671

Schedule of Changes in Fair Value of Level 3 Valued Instruments

The following table presents the changes in fair value of valued instruments for the three and six months ended June 30, 2025 (in thousands):

	Three Months Ended June 30, 2025
	Forward Purchase Agreement Derivative Asset, at fair value	Public Warrants, at fair value	Private Warrants, at fair value
Balance at April 1, 2025	$(5)	$75	$12
Change in fair value	3	14	2
Balance at June 30, 2025	$(2)	$89	$14

	Six Months Ended June 30, 2025
	Forward Purchase Agreement Derivative Asset, at fair value	Public Warrants, at fair value	Private Warrants, at fair value
Balance at January 1, 2025	$(11)	$110	$18
Change in fair value	9	(21)	(4)
Balance at June 30, 2025	$(2)	$89	$14

The following table presents the changes in fair value of valued instruments for the three and six months ended June 30, 2024 (in thousands):

	Three Months Ended June 30, 2024
	Forward Purchase Agreement Derivative Asset, at fair value	Public Warrants, at fair value	Private warrants, at fair value
Balance at April 1, 2024	$(57)	$598	$99
Change in fair value	37	(114)	(18)
Balance at June 30, 2024	$(20)	$484	$81

	Six Months Ended June 30, 2024
	Forward Purchase Agreement Derivative Asset, at fair value	Public Warrants, at fair value	Private warrants, at fair value
Balance at January 1, 2024	$(230)	$575	$96
Change in fair value	210	(91)	(15)
Balance at June 30, 2024	$(20)	$484	$81

The following table presents the changes in fair value of valued instruments for the year ended December 31, 2024 (in thousands):

	Forward Purchase Agreement Derivative Asset, at fair value	Public Warrants, at fair value	Private warrants, at fair value
Balance at January 1, 2024	$(230)	$575	$96
Change in fair value	219	(465)	(78)
Balance at December 31, 2024	$(11)	$110	$18

The following table presents the changes in fair value of valued instruments for the year ended December 31, 2023 (in thousands):

	Contingently convertible notes payable, including accrued interest, at fair value	SAFEs	Series B convertible preferred stock, at fair value	Forward Purchase Agreement Derivative Asset, at fair value	Public Warrants, at fair value	Private Placement Warrants, at fair value
Balance at January 1, 2023	$1,152	$29,190	$—	$—	$—	$—
Proceeds from issuance	—	2,760	24,497	—	—	—
Recognition of Forward Purchase Agreement Derivative Asset	—	—	—	(4,520)	—	—
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023	—	—	—	—	2,990	497
Issuance of SAFE in lieu of cash for advisory services	—	166	—	—	—	—
Loss at inception	—	—	2,412	—	—	—
Change in fair value	874	(3,253)	(2,684)	4,290	(2,415)	(401)
Conversion into Common Stock	(2,026)	(28,863)	(24,225)	—	—	—
Balance at December 31, 2023	$—	$—	$—	$(230)	$575	$96